Reserves as Restated - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reserves Within Equity [Abstract]
Paid in capital and reserve funds	$ 71.9	$ 31.9